Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	716,825	449,500
Ordinary shares, shares outstanding	[1]	716,825	449,500
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary shares, shares authorized	[1]	250,000,000	250,000,000
Ordinary shares, shares issued	[1]	45,000	45,000
Ordinary shares, shares outstanding	[1]	45,000	45,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.